TAXATION - Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of deferred tax assets and liabilities
Deductible temporary differences related to other payables and accruals		¥ 1,297	¥ 1,073
Deductible temporary differences related to provision for doubtful accounts		4,108	1,648
Deductible temporary differences related to advertising expenses		14,358	13,422
Tax loss carryforwards		57,580	49,408
Amount offset by non-current deferred tax liabilities		(5,385)	(6,633)
Total non-current deferred tax assets		71,958	58,918
Less: Valuation allowance		(49,811)	(43,913)	¥ (39,576)	¥ (2,443)
Total deferred tax assets	$ 3,181	22,147	15,005
Taxable temporary differences related to depreciation period		(11,096)	(10,141)
Taxable temporary differences related to available-for-sale debt securities		(85,373)	(85,373)
Taxable temporary differences related to government subsidy income		(84,623)	(75,240)
Taxable temporary differences related to trade names, technology and customer relationships		(17,399)	(20,440)
Taxable temporary differences related to acquired program transmission license		(21,201)	(26,191)
Amount offset by non-current deferred tax assets		5,385	6,633
Total deferred tax liabilities	$ (30,783)	(214,307)	¥ (210,752)
Net operating loss carryforwards		¥ 249,874
Tax loss carryforwards, expiration year	5 years